Shareholders' Equity and Net Income Per Common Share - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Repurchase Plan [Abstract]
Stock repurchased during period (in shares)	298,601	181,586	814,910
Stock repurchased during period, value	$ 5,157	$ 4,010	$ 17,269
Share-Based Payment Arrangement, Option
Share Repurchase Plan [Abstract]
Antidilutive shares excluded from computation of diluted income per share (in shares)	0	0	0
Common Stock
Share Repurchase Plan [Abstract]
Percentage of outstanding common stock authorized to be repurchased	5.00%	5.00%	5.00%
Stock repurchased during period (in shares)	298,601	181,586	814,910
Stock repurchased during period, value	$ 5,157	$ 4,010	$ 17,269